Lease Liabilities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Lease Liabilities
17	LEASE LIABILITIES

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Minimum lease payments
Amounts due for settlement within 12 months (shown under current liabilities)	22,355	17,818
Amounts due for settlement after 12 months and not later than 5 years	21,263	20,644

	43,618	38,462

The Group does not face significant liquidity risks with regard to its lease liabilities. Lease liabilities are monitored by the Group’s management in term of capacity utilization. Lease liabilities approximate fair value as of end of reporting period.